Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.40%
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,157.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.60%
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Innovator Premium Income 20 Barrier ETF® - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $522.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator Premium Income 20 Barrier ETF® - April | S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,222.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(24.80%)